UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT Equity Income Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (95.3%)(a)
	Shares	Value

Aerospace and defense (5.7%)

General Dynamics Corp.	44,510	$3,138,400

Honeywell International, Inc.	40,830	3,076,541

L-3 Communications Holdings, Inc.	46,530	3,765,208

Northrop Grumman Corp.	131,300	9,210,695

Raytheon Co.	21,530	1,265,749

United Technologies Corp.	35,490	3,315,831

		23,772,424
Auto components (2.3%)

Autoliv, Inc. (Sweden)	24,050	1,662,817

Delphi Automotive PLC (United Kingdom)	51,990	2,308,356

Johnson Controls, Inc.	21,630	758,564

TRW Automotive Holdings Corp.(NON)	86,840	4,776,200

		9,505,937
Automobiles (0.4%)

Ford Motor Co.	119,360	1,569,584

		1,569,584
Beverages (1.6%)

Coca-Cola Enterprises, Inc.	97,470	3,598,592

Dr. Pepper Snapple Group, Inc.	67,100	3,150,345

		6,748,937
Building products (0.3%)

Owens Corning, Inc.(NON)	31,320	1,234,948

		1,234,948
Capital markets (3.2%)

Charles Schwab Corp. (The)	179,420	3,173,940

Invesco, Ltd.	71,480	2,070,061

State Street Corp.	137,370	8,117,193

		13,361,194
Chemicals (2.3%)

Ashland, Inc.(S)	47,840	3,554,512

Celanese Corp. Ser. A	28,250	1,244,413

LyondellBasell Industries NV Class A	79,830	5,052,441

		9,851,366
Commercial banks (2.3%)

Popular, Inc. (Puerto Rico)(NON)	34,951	964,997

U.S. Bancorp	121,120	4,109,602

Wells Fargo & Co.	118,982	4,401,144

		9,475,743
Commercial services and supplies (1.0%)

ADT Corp. (The)(S)	35,732	1,748,724

Tyco International, Ltd.	71,455	2,286,560

		4,035,284
Communications equipment (1.7%)

Cisco Systems, Inc.	331,480	6,931,247

		6,931,247
Computers and peripherals (2.6%)

Apple, Inc.	7,040	3,116,115

EMC Corp.(NON)	165,650	3,957,379

SanDisk Corp.(NON)	66,326	3,647,930

		10,721,424
Consumer finance (1.0%)

Capital One Financial Corp.	50,480	2,773,876

Discover Financial Services	32,490	1,456,852

		4,230,728
Containers and packaging (0.3%)

Sealed Air Corp.	53,280	1,284,581

		1,284,581
Diversified financial services (7.0%)

Bank of America Corp.	206,840	2,519,311

Citigroup, Inc.	233,195	10,316,547

CME Group, Inc.	68,730	4,219,335

JPMorgan Chase & Co.	224,130	10,637,210

McGraw-Hill Cos., Inc. (The)	35,750	1,861,860

		29,554,263
Diversified telecommunication services (1.9%)

AT&T, Inc.	75,520	2,770,829

CenturyLink, Inc.	69,890	2,455,236

Verizon Communications, Inc.	55,430	2,724,385

		7,950,450
Electric utilities (2.3%)

American Electric Power Co., Inc.	53,570	2,605,109

Edison International	25,080	1,262,026

FirstEnergy Corp.	73,080	3,083,976

NextEra Energy, Inc.	32,850	2,551,788

PPL Corp.	7,280	227,937

		9,730,836
Food and staples retail (2.2%)

CVS Caremark Corp.	74,090	4,074,209

Kroger Co. (The)	58,070	1,924,440

Walgreen Co.	69,750	3,325,680

		9,324,329
Food products (1.1%)

Bunge, Ltd.	26,320	1,943,206

Kraft Foods Group, Inc.	45,390	2,338,947

Pinnacle Foods, Inc.(NON)	11,982	266,120

		4,548,273
Health-care equipment and supplies (4.5%)

Baxter International, Inc.	123,120	8,943,437

Covidien PLC	72,302	4,904,968

St. Jude Medical, Inc.(S)	64,830	2,621,725

Zimmer Holdings, Inc.(S)	32,860	2,471,729

		18,941,859
Health-care providers and services (2.8%)

CIGNA Corp.	135,810	8,470,470

UnitedHealth Group, Inc.	59,320	3,393,697

		11,864,167
Hotels, restaurants, and leisure (0.6%)

McDonald's Corp.	27,180	2,709,574

		2,709,574
Independent power producers and energy traders (0.9%)

Calpine Corp.(NON)	122,900	2,531,740

NRG Energy, Inc.	50,760	1,344,632

		3,876,372
Insurance (7.9%)

American International Group, Inc.(NON)	98,180	3,811,348

Aon PLC	47,860	2,943,390

Everest Re Group, Ltd.	14,950	1,941,407

Hartford Financial Services Group, Inc. (The)(S)	21,230	547,734

MetLife, Inc.	227,240	8,639,665

PartnerRe, Ltd.(S)	49,380	4,597,772

Validus Holdings, Ltd.	126,713	4,735,265

Willis Group Holdings PLC(S)	38,280	1,511,677

XL Group PLC	139,829	4,236,819

		32,965,077
IT Services (0.6%)

Fidelity National Information Services, Inc.	64,510	2,555,886

		2,555,886
Leisure equipment and products (1.1%)

Hasbro, Inc.(S)	102,290	4,494,623

		4,494,623
Life sciences tools and services (0.7%)

Thermo Fisher Scientific, Inc.	36,250	2,772,763

		2,772,763
Machinery (0.4%)

Stanley Black & Decker, Inc.	22,700	1,838,019

		1,838,019
Media (4.3%)

Comcast Corp. Special Class A	256,210	10,151,040

Interpublic Group of Companies, Inc. (The)	170,710	2,224,351

Time Warner, Inc.	95,680	5,513,082

		17,888,473
Metals and mining (0.6%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	82,260	2,722,806

		2,722,806
Multi-utilities (0.5%)

Ameren Corp.	61,840	2,165,637

		2,165,637
Oil, gas, and consumable fuels (13.4%)

Apache Corp.	16,030	1,236,875

Chevron Corp.	1,900	225,758

Ente Nazionale Idrocarburi (ENI) SpA ADR (Italy)	26,020	1,168,038

Exxon Mobil Corp.	88,110	7,939,592

Hess Corp.	32,310	2,313,719

Marathon Oil Corp.	384,300	12,958,587

Marathon Petroleum Corp.	109,770	9,835,392

Noble Energy, Inc.	11,800	1,364,788

Occidental Petroleum Corp.	8,880	695,926

Royal Dutch Shell PLC ADR (United Kingdom)	143,184	9,329,869

Total SA (France)	16,400	785,290

Total SA ADR (France)	10	480

Valero Energy Corp.	184,440	8,390,176

		56,244,490
Paper and forest products (0.8%)

International Paper Co.	72,990	3,399,874

		3,399,874
Pharmaceuticals (8.1%)

Eli Lilly & Co.	206,660	11,736,221

Johnson & Johnson(S)	112,890	9,203,922

Merck & Co., Inc.	104,840	4,637,073

Pfizer, Inc.	291,490	8,412,401

		33,989,617
Professional services (1.1%)

Dun & Bradstreet Corp. (The)(S)	54,280	4,540,522

		4,540,522
Real estate investment trusts (REITs) (1.7%)

American Tower Corp. Class A(R)	20,700	1,592,244

Hatteras Financial Corp.(R)(S)	45,010	1,234,624

MFA Financial, Inc.(R)	473,311	4,411,259

		7,238,127
Semiconductors and semiconductor equipment (1.8%)

Intel Corp.	105,850	2,312,823

KLA-Tencor Corp.	7,100	374,454

NXP Semiconductor NV(NON)	78,280	2,368,753

Texas Instruments, Inc.	76,020	2,697,190

		7,753,220
Software (0.8%)

Oracle Corp.	59,400	1,920,996

Symantec Corp.(NON)	52,660	1,299,649

		3,220,645
Tobacco (2.0%)

Altria Group, Inc.	128,330	4,413,269

Philip Morris International, Inc.	43,220	4,006,926

		8,420,195
Wireless telecommunication services (1.5%)

Vodafone Group PLC ADR (United Kingdom)	228,270	6,485,151

		6,485,151

Total common stocks (cost $299,490,289)		$399,918,645

CONVERTIBLE PREFERRED STOCKS (2.4%)(a)
	Shares	Value

ArcelorMittal Ser. MTUS, $1.50 cv. pfd. (France)(NON)	19,561	$409,999

PPL Corp. $4.375 cv. pfd.	105,640	5,916,896

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.	304,888	3,825,399

Total convertible preferred stocks (cost $10,059,315)		$10,152,294

CONVERTIBLE BONDS AND NOTES (1.0%)(a)
	Principal amount	Value

MGIC Investment Corp. cv. sr. notes 5s, 2017	$2,408,000	$2,398,970

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029	624,000	1,639,170

Total convertible bonds and notes (cost $3,311,606)		$4,038,140

SHORT-TERM INVESTMENTS (9.2%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)	6,289,310	$6,289,310

Putnam Cash Collateral Pool, LLC 0.19%(d)	32,290,925	32,290,925

Total short-term investments (cost $38,580,235)		$38,580,235

TOTAL INVESTMENTS

Total investments (cost $351,441,445)(b)		$452,689,314

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $419,681,409.
(b)	The aggregate identified cost on a tax basis is $354,197,069, resulting in gross unrealized appreciation and depreciation of $100,426,995 and $1,934,750, respectively, or net unrealized appreciation of $98,492,245.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$4,415,394	$25,642,994	$30,058,388	$1,000	$—
	Putnam Short Term Investment Fund *	—	19,206,276	12,916,966	463	6,289,310
	Totals	$4,415,394	$44,849,270	$42,975,354	$1,463	$6,289,310
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $31,888,014.
The fund received cash collateral of $32,290,925, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$36,168,191	$—	$—
Consumer staples	29,041,734	—	—
Energy	56,244,490	—	—
Financials	96,825,132	—	—
Health care	67,568,406	—	—
Industrials	35,421,197	—	—
Information technology	31,182,422	—	—
Materials	17,258,627	—	—
Telecommunication services	14,435,601	—	—
Utilities	15,772,845	—	—
Total common stocks	399,918,645	—	—
Convertible bonds and notes	—	4,038,140	—
Convertible preferred stocks	—	10,152,294	—
Short-term investments	6,289,310	32,290,925	—

Totals by level	$406,207,955	$46,481,359	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013